Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Examination [Line Items]
Federal Income tax (benefit) at the statutory rate					$ 47	$ (348)
State income tax net of federal benefit					7	(51)
Foreign taxes					42	57
Non-deductible expenses					11	(14)
Adjustment of net operating loss					(60)	145
Valuation allowance					49	268
Income tax expense	$ 14	$ 6	$ 34	$ 19	$ 96	$ 57